PROPERTY, EQUIPMENT AND SOFTWARE, NET:	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET:
PROPERTY, EQUIPMENT AND SOFTWARE, NET:

NOTE 7 — PROPERTY, EQUIPMENT AND SOFTWARE, NET:

The following table presents details of our property, equipment and software (U.S. dollars in thousands):

	December 31
	2021	2020
Gross property, equipment and software:
Capitalized software costs	$32,112	$29,418
Computers and purchased software	7,088	6,646
Office furniture and equipment	3,028	2,641
Leasehold improvements	4,356	3,977
Total gross property, equipment and software	46,584	42,682
Accumulated depreciation and amortization	(21,453)	(19,605)
Property, equipment and software, net	$25,131	$23,077

NOTE 7 — PROPERTY, EQUIPMENT AND SOFTWARE, NET (continued):

Depreciation and amortization expenses of property, equipment and software were $12,190 thousand, $10,407 thousand and $9,350 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.

As of December 31, 2021 and 2020, over 90% of our property and equipment is located in Israel.